CERTIFICATION OF
                        STRONG OPPORTUNITY FUND II, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                           STRONG OPPORTUNITY FUND II


STRONG OPPORTUNITY FUND II, INC. (the "Registrant") does hereby certify as follows:

1.This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2.Reference is made to the Strong Opportunity Fund II's Prospectus and Statement of Additional Information each dated April 15, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 23 (File No. 33-45320; 811-6552), which was filed with the Securities and Exchange Commission on April 12, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of the Strong Opportunity Fund II's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                            STRONG OPPORTUNITY FUND II, INC.




                                            /S/ GILBERT L. SOUTHWELL III
                                            ----------------------------
                                            By:      Gilbert L. Southwell III
                                            Title:   Assistant Secretary



Dated:  April 17, 2002